Supplemental Guarantor Condensed Consolidating Financial Statements - Schedule of the Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 33	$ 65	$ (188)	$ 23	$ (165)	$ (66)	$ (177)	$ (193)	$ (339)	$ (30)	$ (142)	$ (265)	$ (775)	$ (562)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	280			290						557	582	1,163	1,212	1,331
Charges (gains) related to other operating expenses and other income										9	(73)	126	182	178
Other non-cash and non-operating items, net										(37)	(38)	3	(9)	(40)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities										(46)	60	8	105	(104)
Net cash provided by operating activities										453	389	1,035	715	803
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid										3	259	270	18	0
Additions to property and equipment										(134)	(133)	(308)	(194)	(193)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs										(150)	(111)	(259)	(185)	(177)
Acquisitions, net of cash acquired										(89)	0	(31)	(12)	(33)
Contributions to equity method investments												0	0	(8)
Proceeds from sale of property and equipment										0	2	3	12	8
Purchase of investments										17	0
Distributions and dividends from subsidiaries										0	0	0	0	0
Other investing activities												(4)	8	6
Net cash used in investing activities										(387)	17	(329)	(353)	(397)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net										157	12	12	(109)	99
Proceeds from issuance of long-term debt										0	845	1,830	4,472	3,724
Debt modification and related financing costs, net										0	(97)	(355)	(111)	(97)
Principal payments on long-term debt										(52)	(883)	(3,751)	(4,506)	(3,730)
Proceeds from sale-leaseback transactions												0	0	14
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest										(163)	(136)	(266)	(224)	(262)
Distributions paid to equity holders										0	0	0	0	0
Purchase of noncontrolling interest												(1)	(24)	(25)
Capital transactions with parent, net										(12)	(19)	1,788	(30)	(8)
Intercompany										0	0	0	0	0
Net cash used in financing activities										(70)	(278)	(743)	(532)	(285)
Effect of exchange rate changes on cash and cash equivalents										(6)	(5)	(30)	(13)	1
Change in cash and cash equivalents										(10)	123	(67)	(183)	122
Cash and cash equivalents at beginning of period			548		425				608	358	425	425	608	486
Cash and cash equivalents at end of period	348	358		548		425				348	548	358	425	608
Reportable legal entities | FDC Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(26)			(34)						(138)	(235)	(458)	(952)	(736)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)										9	5	10	7	8
Charges (gains) related to other operating expenses and other income										(33)	9	203	158	158
Other non-cash and non-operating items, net										(260)	(346)	(737)	(498)	(484)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities										(304)	(337)	(694)	(406)	(591)
Net cash provided by operating activities										(726)	(904)	(1,676)	(1,691)	(1,645)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid										0	0	0	0
Additions to property and equipment										(6)	(1)	(8)	0	(3)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs										0	0	0	(1)	(1)
Acquisitions, net of cash acquired										(70)		0	(12)	(33)
Contributions to equity method investments														0
Proceeds from sale of property and equipment											0	0	0	0
Purchase of investments										17
Distributions and dividends from subsidiaries										67	75	75	178	225
Other investing activities												0	0	3
Net cash used in investing activities										(26)	74	67	165	191
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net										194	0	10	0	0
Proceeds from issuance of long-term debt											845	1,830	4,472	3,724
Debt modification and related financing costs, net											(97)	(355)	(111)	(97)
Principal payments on long-term debt										(10)	(845)	(3,673)	(4,429)	(3,649)
Proceeds from sale-leaseback transactions														0
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest										0	0	0	0	0
Distributions paid to equity holders										0	0	0	0	0
Purchase of noncontrolling interest												0	0	0
Capital transactions with parent, net										(12)	(19)	1,788	(30)	(8)
Intercompany										590	1,105	1,973	1,433	1,549
Net cash used in financing activities										762	989	1,573	1,335	1,519
Effect of exchange rate changes on cash and cash equivalents										0	0	0	0	0
Change in cash and cash equivalents										10	159	(36)	(191)	65
Cash and cash equivalents at beginning of period			195		36				227	0	36	36	227	162
Cash and cash equivalents at end of period	10	0		195		36				10	195	0	36	227
Reportable legal entities | Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	145			241						330	382	881	483	447
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)										340	344	683	715	794
Charges (gains) related to other operating expenses and other income										1	(84)	(97)	28	20
Other non-cash and non-operating items, net										(192)	(201)	(367)	(268)	(332)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities										180	429	632	375	591
Net cash provided by operating activities										659	870	1,732	1,333	1,520
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid										3	259	270	10
Additions to property and equipment										(64)	(57)	(124)	(68)	(70)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs										(122)	(78)	(183)	(124)	(133)
Acquisitions, net of cash acquired										(19)		(31)	0	0
Contributions to equity method investments														(8)
Proceeds from sale of property and equipment											2	2	5	2
Purchase of investments										0
Distributions and dividends from subsidiaries										128	116	232	190	219
Other investing activities												0	7	(4)
Net cash used in investing activities										(74)	242	166	20	6
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net										0	0	0	0	0
Proceeds from issuance of long-term debt											0	0	0	0
Debt modification and related financing costs, net											0	0	0	0
Principal payments on long-term debt										(36)	(35)	(73)	(67)	(57)
Proceeds from sale-leaseback transactions														14
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest										0	0	0	0	0
Distributions paid to equity holders										0	0	0	0	0
Purchase of noncontrolling interest												0	0	0
Capital transactions with parent, net										0	(44)	0	0	0
Intercompany										(539)	(1,026)	(1,840)	(1,274)	(1,485)
Net cash used in financing activities										(575)	(1,105)	(1,913)	(1,341)	(1,528)
Effect of exchange rate changes on cash and cash equivalents										0	(8)	5	(2)	0
Change in cash and cash equivalents										10	(1)	(10)	10	(2)
Cash and cash equivalents at beginning of period			32		33				23	23	33	33	23	25
Cash and cash equivalents at end of period	33	23		32		33				33	32	23	33	23
Reportable legal entities | Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	134			162						208	243	439	480	522
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)										208	233	470	490	529
Charges (gains) related to other operating expenses and other income										41	2	20	(4)	0
Other non-cash and non-operating items, net										(15)	(23)	(20)	(29)	(19)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities										78	(32)	70	136	(104)
Net cash provided by operating activities										520	423	979	1,073	928
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid										0	0	0	8
Additions to property and equipment										(64)	(75)	(176)	(126)	(120)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs										(28)	(33)	(76)	(60)	(43)
Acquisitions, net of cash acquired										0		0	0	0
Contributions to equity method investments														0
Proceeds from sale of property and equipment											0	1	7	6
Purchase of investments										0
Distributions and dividends from subsidiaries										0	0	0	0	0
Other investing activities												(4)	1	7
Net cash used in investing activities										(92)	(108)	(255)	(170)	(150)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net										(37)	12	2	(109)	99
Proceeds from issuance of long-term debt											0	0	0	0
Debt modification and related financing costs, net											0	0	0	0
Principal payments on long-term debt										(6)	(3)	(5)	(10)	(24)
Proceeds from sale-leaseback transactions														0
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest										(41)	(26)	(45)	(41)	(54)
Distributions paid to equity holders										(250)	(227)	(453)	(373)	(424)
Purchase of noncontrolling interest												(1)	(24)	(25)
Capital transactions with parent, net										(67)	(30)	(75)	(178)	(228)
Intercompany										(51)	(79)	(133)	(159)	(64)
Net cash used in financing activities										(452)	(353)	(710)	(894)	(720)
Effect of exchange rate changes on cash and cash equivalents										(6)	3	(35)	(11)	1
Change in cash and cash equivalents										(30)	(35)	(21)	(2)	59
Cash and cash equivalents at beginning of period			321		356				358	335	356	356	358	299
Cash and cash equivalents at end of period	305	335		321		356				305	321	335	356	358
Consolidation Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(220)			(346)						(430)	(532)	(1,127)	(786)	(795)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)										0	0	0	0	0
Charges (gains) related to other operating expenses and other income										0	0	0	0	0
Other non-cash and non-operating items, net										430	532	1,127	786	795
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities										0	0	0	0	0
Net cash provided by operating activities										0	0	0	0	0
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid										0	0	0	0
Additions to property and equipment										0	0	0	0	0
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs										0	0	0	0	0
Acquisitions, net of cash acquired										0		0	0	0
Contributions to equity method investments														0
Proceeds from sale of property and equipment											0	0	0	0
Purchase of investments										0
Distributions and dividends from subsidiaries										(195)	(191)	(307)	(368)	(444)
Other investing activities												0	0	0
Net cash used in investing activities										(195)	(191)	(307)	(368)	(444)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net										0	0	0	0	0
Proceeds from issuance of long-term debt											0	0	0	0
Debt modification and related financing costs, net											0	0	0	0
Principal payments on long-term debt										0	0	0	0	0
Proceeds from sale-leaseback transactions														0
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest										(122)	(110)	(221)	(183)	(208)
Distributions paid to equity holders										250	227	453	373	424
Purchase of noncontrolling interest												0	0	0
Capital transactions with parent, net										67	74	75	178	228
Intercompany										0	0	0	0	0
Net cash used in financing activities										195	191	307	368	444
Effect of exchange rate changes on cash and cash equivalents										0	0	0	0	0
Change in cash and cash equivalents										0	0	0	0	0
Cash and cash equivalents at beginning of period			$ 0		$ 0				$ 0	0	0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0		$ 0		$ 0				$ 0	$ 0	$ 0	$ 0	$ 0